Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Texts block [Abstract]
Equity Instruments at Fair Value Through Profit or Loss
12.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2024 and 2023:

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
EQUITY INSTRUMENTS
Measured at fair value through profit or loss
- Local
Mercado Abierto Electrónico SA	3	5,151,280	3,635,456
Matba Rofex SA	1	1,853,561	1,774,680
C.O.E.L.S.A	3	952,842	527,911
Sedesa	3	136,485	81,961
AC Inversora SA	3	134,368	85,324
Mercado a Término Rosario SA	3	151,368	97,945
Provincanje SA	3	15,290	33,296
Tienda Campo Simple SA	3	8,613
Pampa Energía SA	1	6,826	6,894
Argencontrol SA	3	4,388	1,864
Other		447	4,121

Subtotal local		8,415,468	6,249,452

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
EQUITY INSTRUMENTS (continued)
- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	268,229	318,118
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	37,313	56,884
Cedear Vista Oil & Gas			273,126
Cedear Pepsico			88,616
Cedear Thermo Fisher Scientific Inc.			12,380

Subtotal foreign		305,542	749,124

Total measured at fair value through profit or loss		8,721,010	6,998,576

TOTAL EQUITY INSTRUMENTS		8,721,010	6,998,576